Deferred Compensation Plan - Additional Information (Detail) (USD $)	1 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Deferred compensation plan paid	$ 367,695
Outstanding deferred compensation		$ 361,610	$ 337,270